Schedule I — Parent Company Financial Information - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash	$ 10,317	$ 3,235
Investment in subsidiaries, net	(15,835,680)	1,856,796
TOTAL ASSETS	(15,825,363)	1,860,031
LIABILITIES
Due to related party	205,431	425,412
TOTAL LIABILITIES	205,431	425,412
EQUITY:
Share capital	60	50
Additional paid in capital	(60)	(50)
Retained earnings	(15,319,609)	2,024,968
Accumulated other comprehensive loss	(711,185)	(590,349)
TOTAL SHAREHOLDERS’ EQUITY	(16,030,794)	1,434,619
TOTAL LIABILITIES AND EQUITY	$ (15,825,363)	$ 1,860,031